Redeemable Preferred Stocks	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Temporary Equity [Abstract]
Redeemable Preferred Stocks
8.
Redeemable Preferred Stocks
GSO Preferred Stock
As part of the Blackstone Capital Facility and under terms of a securities purchase agreement, GSO committed to purchase up to $300.0 million of Series A preferred stock from the Company and 309 shares of common stock. On Closing Date, the Company issued 160,000 shares of Series A preferred stock in return for cash of $160.0 million and the 309 shares of common stock.
The changes in the components of Series A preferred stock are presented in the table below:

	Units	Amount
As of December 31, 2019	176,500	$167,441

Issuance of Series A preferred stock	14,500	14,500
Accretion of Series A preferred stock	—	1,622
Accrued dividends and commitment fees on Series A preferred stock	—	11,427
Payment of dividends and commitment fees on Series A preferred stock	—	(12,950)

As of September 30, 2020	191,000	$182,040

As of December 31, 2020	208,000	$203,747
Issuance of Series A preferred stock	82,000	82,000
Accretion of Series A preferred stock	—	1,616
Accrued dividends and commitment fees on Series A preferred stock	—	13,584
Payment of dividends and commitment fees on Series A preferred stock	—	(17,748)

As of September 30, 2021	290,000	$283,199

Redemption Rights and Dividend Provisions
Series A preferred stock carries a fixed rate dividend of 8% which is required to be paid by the Company in bi-annual installments, whether or not declared, and thus accrued in the condensed consolidated financial statements. Series A preferred stock may be redeemed at the option of the Company at any time. GSO has an optional redemption on or after the fifth anniversary of the Closing Date or upon a change of control, event of default or an acceleration of debt under the credit agreement of the Rated Term Loan. The redemption price shall be equal to the outstanding capital balance plus any accrued dividend. Series A preferred stock is not convertible. The Company accretes the carrying value of the Series A preferred stock to the redemption value and records accretion as the increase of accumulated deficit.
During the nine months ended September 30, 2021, and 2020, the Company recorded total Series A preferred stock dividends of $13.3 million and $11.0 million, respectively. During the nine months ended September 30,

2021, and 2020, $17.3 million and $12.4 million, respectively, was paid. As of September 30, 2021, and December 31, 2020, zero and $4.0 million, respectively, remained unpaid and were added to the outstanding balance of the Series A preferred stock.
As consideration for GSO’s commitment to purchase Series A preferred stock, the Company agreed to pay GSO a commitment fee of 0.50% per annum on the portion of unfunded committed Series A preferred stock. For nine months ended September 30, 2021, and 2020, the Company recorded costs of $0.3 million and $0.4 million, respectively. As of September 30, 2021, and December 31, 2020, zero and $0.1 million, respectively, remained unpaid and were added to the outstanding balance of the Series A preferred stock.
Balance Sheet Classification
The Company’s Series A preferred stock is classified outside of stockholder’s deficit on the condensed consolidated balance sheets because the holders of such shares have redemption rights that, in certain situations, are not solely within the control of the Company and would permit the redemption of the then-outstanding Series A preferred stock. As of September 30, 2021, and December 31, 2020, Series A preferred stock of $283.2 million and $203.7 million, respectively, is recorded within temporary equity on the accompanying condensed consolidated balance sheets.

10.
Redeemable Preferred Stocks
GSO Preferred Stock
As part of the Blackstone Credit Facility and under terms of a securities purchase agreement, GSO committed to purchase up to $300.0 million of Series A preferred stock from the Company and 309 shares of common stock. On Closing Date, the Company issued 160,000 shares of Series A preferred stock in return for cash of $160.0 million and the 309 shares of common stock.
The Company allocated the total proceeds received from GSO for the issuance Series A preferred stock and common stock based on the relative fair values of each as of the Closing Date, which resulted in $153.3 million allocated to the Series A preferred stock issued by the Company and $6.7 million allocated to the issued common stock. Following the Closing Date and prior to December 31, 2019, the Company issued an additional 16,500 shares of Series A preferred stock in return for cash of $16.5 million.
The changes in the components of Series A preferred stock are presented in the table below:

	Units	Amount
As of December 31, 2018	—	$—
Issuance of Series A preferred stock	176,500	169,800
Issuance costs	—	(4,113)
Accretion of Series A preferred stock	—	231
Accrued dividends and commitment fees on Series A preferred stock	—	1,523

As of December 31, 2019	176,500	$167,441

Issuance of Series A preferred stock	31,500	31,500
Accretion of Series A preferred stock	—	2,166
Accrued dividends and commitment fees on Series A preferred stock	—	15,590
Payment of dividends and commitment fees on Series A preferred stock	—	(12,950)

As of December 31, 2020	208,000	$203,747

Redemption Rights and Dividend Provisions
Series A preferred stock carries a fixed rate dividend of 8% which is required to be paid by the Company in bi-annual installments, whether or not declared, and thus accrued in the consolidated financial statements. Series A preferred stock may be redeemed at the option of the Company at any time. GSO has an optional redemption on or after the fifth anniversary of the Closing Date or upon a change of control, event of default or an acceleration of debt under the credit agreement of the Rated Term Loan. The redemption price shall be equal to the outstanding capital balance plus any accrued dividend. Series A preferred stock is not convertible. The Company accretes the carrying value of the Series A preferred stock to the redemption value and records accretion as the increase of accumulated deficit.
During the year ended December 31, 2020 and 2019, the Company recorded total Series A preferred stock dividends of $15.0 million and $1.4 million, respectively. During the year ended December 31, 2020, $12.4 million was paid, of which $11.0 million related to the dividends accrued during the year ended December 31, 2020, and $1.4 million related to the dividends accrued as of December 31, 2019. As of December 31, 2020 and 2019, $4.0 million and $1.4 million, respectively, remained unpaid and were added to the outstanding balance of the Series A preferred stock.
As consideration for GSO’s commitment to purchase Series A preferred stock, the Company agreed to pay GSO a commitment fee of 0.50% per annum on the portion of unfunded committed Series A preferred stock. For the years ended December 31, 2020 and 2019, the Company recorded costs of $0.6 million and $0.1 million, respectively. As of December 31, 2020 and 2019, $0.1 million remained unpaid.

Balance Sheet Classification
The Company’s Series A preferred stock is classified outside of stockholder’s deficit on the consolidated balance sheets because the holders of such shares have redemption rights that, in certain situations, are not solely within the control of the Company and would permit the redemption of the then-outstanding Series A preferred stock. As of December 31, 2020 and 2019, Series A preferred stock of $203.7 million and $167.4 million, respectively, is recorded within temporary equity on the accompanying consolidated balance sheets.